Note 7 - Loan Information (Details) - Loans by Risk Rating - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Grade:
Loans	$ 301,448	$ 284,847	$ 278,452
Pass [Member]
Grade:
Loans	91,482	80,117
Special Mention [Member]
Grade:
Loans	4,409	6,213
Substandard [Member]
Grade:
Loans	5,732	3,625
Not Formally Rated [Member]
Grade:
Loans	199,825	194,892
Residential Portfolio Segment [Member]
Grade:
Loans	138,138	132,553
Residential Portfolio Segment [Member] | Substandard [Member]
Grade:
Loans	773	474
Residential Portfolio Segment [Member] | Not Formally Rated [Member]
Grade:
Loans	137,365	132,079
Commercial Real Estate Portfolio Segment [Member]
Grade:
Loans	55,662	55,584
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Grade:
Loans	51,431	50,208
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Grade:
Loans	2,688	3,866
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Grade:
Loans	1,543	1,510
Construction and Land Development Real Estate Portfolio Segment [Member]
Grade:
Loans	18,406	13,234
Construction and Land Development Real Estate Portfolio Segment [Member] | Pass [Member]
Grade:
Loans	18,406	11,529
Construction and Land Development Real Estate Portfolio Segment [Member] | Special Mention [Member]
Grade:
Loans		1,705
Home Equity Portfolio Segment [Member]
Grade:
Loans	46,454	46,403
Home Equity Portfolio Segment [Member] | Substandard [Member]
Grade:
Loans	237	166
Home Equity Portfolio Segment [Member] | Not Formally Rated [Member]
Grade:
Loans	46,217	46,237
Commercial Portfolio Segment [Member]
Grade:
Loans	26,545	20,497
Commercial Portfolio Segment [Member] | Pass [Member]
Grade:
Loans	21,645	18,380
Commercial Portfolio Segment [Member] | Special Mention [Member]
Grade:
Loans	1,721	642
Commercial Portfolio Segment [Member] | Substandard [Member]
Grade:
Loans	3,179	1,475
Consumer Portfolio Segment [Member]
Grade:
Loans	16,243	16,576
Consumer Portfolio Segment [Member] | Not Formally Rated [Member]
Grade:
Loans	$ 16,243	$ 16,576